Investments - Schedule of unrealized and Realized Gains and Losses Equity Securities (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Realized Investment Gains (Losses) [Abstract]
Net gains and (losses) recognized during the period on equity securities	¥ 1,959	¥ 2,148	¥ (6,092)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	477	(76)	675
Unrealized gains and (losses) recognized during the period on equity securities still held at December 31.	¥ 1,482	¥ 2,224	¥ (6,767)